Segmented Information - Schedule of Operating Segments (Parenthetical) (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Gold interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%	10.00%	10.00%
Silver interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%	10.00%	10.00%